The Meet Kevin ETFs

(PP)	The Meet Kevin Pricing Power ETF

 (the “Fund”)

Listed on NYSE Arca, Inc

June 4, 2024

Supplement to the Summary Prospectus

dated February 28, 2024

Effective as the date of this supplement, all references to the Fund’s phone number are hereby restated to “(855) 393-0677" in the Summary Prospectus.

Please retain this Supplement for future reference.